SCHEDULE OF ACCOUNTS PAYABLES AND ACCRUED LIABILITIES (Details) - SGD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Accounts payable	$ 16	$ 79
Other payables	569	21
Accrued expenses	187	168
Deposits received	92	99
Deferred revenue	389	352
Accounts payables and accrued liabilities	$ 1,253	$ 719